SHARE-BASED COMPENSATION (Details) - Schedule of Options Granted - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Options Granted [Line Items]
Award amount	0	0	54,500
Exercise price (in Dollars per share)	$ 0	$ 0	$ 26.78
Employees [Member]
Schedule of Options Granted [Line Items]
Award amount		0	52,500
Exercise price (in Dollars per share)			$ 26.78
Vesting period			up to 4 years
Expiration			10 years
Non-employees [Member]
Schedule of Options Granted [Line Items]
Award amount		0	2,000
Exercise price (in Dollars per share)			$ 26.78
Vesting period			Immediate
Expiration			10 years